Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (535)	$ (3,256)
Reconciliation of net loss to cash provided by operating activities:
Depreciation and amortization expense	2,522	2,877
Amortization of debt issuance costs	31	27
Impairment of property and equipment		3,261
Compensation costs - stock options	6	6
Deferred rental income
Provision for losses on accounts receivable	33	42
Gain from disposal of vehicle	(45)	(16)
Change in operating assets and liabilities, net of effect of acquisition:
Accounts receivable	155	(2,333)
Unbilled membership dues receivable	(48)	26
Inventories	7	30
Prepaid expenses	(83)	(106)
Other assets, net	4	26
Accounts payable	675	1,966
Accrued payroll and other compensation	89	133
Accrued income taxes	9	58
Other accrued taxes	29	20
Deferred membership dues revenue	254	161
Other liabilities and accrued expenses	46	135
Net cash provided by operating activities	3,149	3,057
Cash flows from investing activities:
Capital expenditures	(7,159)	(3,137)
Proceeds from disposal of vehicle	45	28
Net cash used in investing activities	(7,204)	(4,378)
Cash flows from financing activities:
Proceeds under term loan facilities	26,000
Principal payments on term loan facilities	(14,551)	(566)
Principal payments on finance lease obligations	(247)	(222)
Borrowings under line of credit facilities	1,705
Repayment under line of credit facilities	(1,839)
Proceeds from exercise of employee stock options		171
Payments of debt issuance costs	(290)	(5)
Net cash provided by (used in) financing activities	10,778	(622)
Increase (decrease) in cash, cash equivalents and restricted cash	6,723	(1,943)
Cash, cash equivalents and restricted cash at beginning of year	1,908	3,851
Cash, cash equivalents and restricted cash at end of year	8,631	1,908
Significant non-cash operating and investing activities:
Capital expenditures included in accounts payable	590	656
Significant non-cash investing and financing activities:
Operating lease right-of-use assets in exchange for lease obligations	2,002
Finance lease obligations incurred	173	77
Acquisition of New Castle Country Club real property in exchange for the assumption of outstanding debt	787
Cash paid during the year for interest	790	648
Cash paid during the year for income taxes	151	109
Boardman Tennis Center [Member]
Cash flows from investing activities:
Acquisition of property		(1,269)
New Castle Country Club [Member]
Cash flows from investing activities:
Acquisition of property	$ (90)